Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating (loss) profit	$ 108	$ 260	$ (676)	$ 1,493
Total segment operating (loss) profit amount	$ (152)		$ (2,169)		$ (5,024)
Total segment operating (loss) profit percentage	(58.00%)		(145.00%)		(138.00%)
Less: unallocated costs	$ 1,632	2,507	$ 5,652	7,147
Less: unallocated costs amount	$ (875)		$ (1,495)		$ 32
Less: unallocated costs percentage	(35.00%)		(21.00%)		0.00%
Income (loss) from operations	$ (1,524)	(2,247)	$ (6,328)	(5,654)
Income (loss) from operations amount	$ 723		$ (674)		$ (5,056)
Income (loss) from operations percentage	32.00%		(12.00%)		(94.00%)
Other income			$ 12	1,087	$ 1,081
Other income amount			$ (1,075)		$ 1,081
Other income percentage	0.00%		(99.00%)		100.00%
Interest expense	$ (415)	(55)	$ (663)	(129)	$ (212)	(567)
Interest expense amount	$ (360)		$ (534)		$ (356)
Interest expense percentage	(655.00%)		(414.00%)		63.00%
Net income (loss) before income tax expenses	$ (1,939)	(2,302)	$ (6,979)	(4,696)	$ (9,547)	$ (5,925)
Net income (loss) before income tax expenses amount	$ 363		$ (2,283)
Net income (loss) before income tax expenses percentage	16.00%		(49.00%)
Software Services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating (loss) profit	$ (703)	(145)	$ (2,482)	(665)
Total segment operating (loss) profit amount	$ (558)		$ (1,817)		$ (3,150)
Total segment operating (loss) profit percentage	(385.00%)		(273.00%)		(178.00%)
Managed Services And Support [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating (loss) profit	$ 709	1,397	$ 2,083	3,935
Total segment operating (loss) profit amount	$ (688)		$ (1,852)		$ (428)
Total segment operating (loss) profit percentage	(49.00%)		(47.00%)		(9.00%)
Platform Services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating (loss) profit	$ 102	$ (992)	$ (277)	$ (1,777)
Total segment operating (loss) profit amount	$ 1,094		$ 1,500		$ (1,446)
Total segment operating (loss) profit percentage	110.00%		84.00%		(48.00%)